Consolidated Statement of Income - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2023	Oct. 31, 2022
Interest, Dividend and Fee Income
Loans		$ 40,169	$ 20,464
Securities (Notes 3 and 10)	[1]	11,392	5,590
Deposits with banks		4,013	843
Interest, Dividend and Fee Income		55,574	26,897
Interest Expense
Deposits		26,547	6,711
Subordinated debt		430	227
Other liabilities (Note 14)		9,916	4,074
Interest Expense		36,893	11,012
Net Interest Income		18,681	15,885
Non-Interest Revenue
Securities commissions and fees		1,025	1,082
Deposit and payment service charges		1,517	1,318
Trading revenues (losses) (Notes 10 and 17)		(216)	8,250
Lending fees		1,548	1,440
Card fees		700	548
Investment management and custodial fees		1,851	1,770
Mutual fund revenues		1,244	1,312
Underwriting and advisory fees		1,107	1,193
Securities gains, other than trading (Note 3)		181	281
Foreign exchange gains, other than trading		235	181
Insurance revenue (loss)		2,498	(157)
Share of profit in associates and joint ventures		185	274
Other		643	333
Non-Interest Revenue		12,518	17,825
Total Revenue		31,199	33,710
Provision for Credit Losses (Notes 4 and 10)		2,178	313
Insurance Claims, Commissions and Changes in Policy Benefit Liabilities (Note 14)		1,939	(683)
Non-Interest Expense
Employee compensation (Notes 20 and 21)		11,515	8,795
Premises and equipment (Note 9)		4,879	3,635
Amortization of intangible assets (Note 11)		1,015	604
Advertising and business development		814	517
Communications		368	278
Professional fees		1,147	788
Other		1,481	1,577
Non-Interest Expense		21,219	16,194
Income Before Provision for Income Taxes		5,863	17,886
Provision for income taxes (Note 22)		1,486	4,349
Net Income		4,377	13,537
Attributable to:
Bank shareholders		4,365	13,537
Non-controlling interest in subsidiaries		12
Net Income		$ 4,377	$ 13,537
Earnings Per Common Share (Canadian $) (Note 23)
Basic		$ 5.69	$ 20.04
Diluted		5.68	19.99
Common shares [member]
Earnings Per Common Share (Canadian $) (Note 23)
Dividends per common share		$ 5.8	$ 5.44

[1]	Includes interest income on securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, calculated using the effective interest rate method, of $6,027 million for the year ended October 31, 2023 ($1,945 million in 2022).